o FIST1 P-2            SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                  FRANKLIN INVESTORS SECURITIES TRUST
  (FRANKLIN CONVERTIBLE SECURITIES FUND, FRANKLIN EQUITY INCOME FUND, FRANKLIN GLOBAL GOVERNMENT INCOME FUND, FRANKLIN SHORT-INTERMEDIATE
                        U.S. GOVERNMENT SECURITIES FUND)
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I.  All  references  to  Franklin   Templeton   Trust  Company  in  this
prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 22 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT
------------------------------------------------------------------------

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

FRANK FELICELLI CFA, senior vice president of advisers
Mr. Felicelli has been a manager of the fund since 1988. He joined the Franklin Templeton Group in 1986.

DEREK TANER CFA, portfolio manager of advisers
Mr. Taner has been a manager of the Fund since March 2000. He joined the Franklin Templeton Group in 1991.

HOWARD M. MCELDOWNEY, portfolio manager of advisers
Mr. McEldowney has been generally involved with the investment strategy of the fund's portfolio since the fund's inception and has more than 30 years' experience in the securities industry.

The fund pays Advisers a fee for managing the fund's assets. For the fiscal year ended October 31, 1999, the fund paid 0.50% of its average monthly net assets to the manager for its services.

IV. The section "Minimum investments" on page 50 is replaced with the following:


MINIMUM INVESTMENTS
----------------------------------------------------------------------
                                          INITIAL        ADDITIONAL
----------------------------------------------------------------------
Regular accounts                          $1,000         $50
----------------------------------------------------------------------
Automatic investment plans                $50 ($25 for   $50 ($25
                                          an Education   for an
                                          IRA)           Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts                        $100           $50
----------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers,          no minimum     no minimum
Education IRAs or Roth IRAs)
----------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or    $250           $50
Roth IRAs
----------------------------------------------------------------------
Broker-dealer sponsored wrap account      $250           $50
programs
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their             $100           $50
immediate family members
----------------------------------------------------------------------

        PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR
                       SALE IN YOUR STATE OR JURISDICTION.

V. The section "Account Application" on page 51 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 52). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VI. The following is added to the section "Buying shares" on page 51:

----------------------------------------------------------------------
[Insert graphic of       If you have another     Before requesting a
phone] BY PHONE          Franklin Templeton      telephone purchase,
                         fund account with       please make sure we
(Up to $100,000 per      your bank account       have your bank
day)                     information on file,    account information
                         you may open a new      on file. If we do
1-800/632-2301           account by phone.       not have this
                                                 information, you
                         To make a same day      will need to send
                         investment, please      written
                         call us by 1:00 p.m.    instructions with
                         Pacific time or the     your bank's name
                         close of the New        and address, a
                         York Stock Exchange,    voided check or
                         whichever is earlier.   savings account
                                                 deposit slip, and a signature
                                                 guarantee if the bank and fund
                                                 accounts do not have at least
                                                 one common owner.

                                                 To make a same day investment,
                                                 please call us by 1:00 p.m.
                                                 Pacific time or the close of
                                                 the New York Stock Exchange,
                                                 whichever is earlier.
----------------------------------------------------------------------

VII. The section "Automatic Investment Plan" on page 52 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VIII. The section "Telephone Privileges" on page 53 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The last paragraph of the "Exchange Privilege" section on page 53 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 58).

X. In the Selling Shares table on page 56 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of       You can call or write to have redemption
three lightning          proceeds sent to a bank account. See the
bolts] BY ELECTRONIC     policies above for selling shares by mail
FUNDS TRANSFER (ACH)     or phone.

                         Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                         If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

----------------------------------------------------------------------

XI. The section "Market Timers" on page 58 is replaced with the following:

 MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 58 is revised to read:

 o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XIII.  The  following   paragraph  is  added  to  the  section   "Dealer
Compensation" on page 59:

 MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.



           Please keep this supplement for future reference.



                  This page intentionally left blank.



o FIST1 PA-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                       FRANKLIN INVESTORS SECURITIES TRUST
                 (FRANKLIN GLOBAL GOVERNMENT INCOME FUND AND
 FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND - ADVISOR CLASS)
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The section "Account Application" on page 24 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 25). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. The following is added to the section "Buying shares" on page 24:

--------------------------------------------------------------------------------
[Insert graphic of phone]     If you have another        Before requesting a
BY PHONE                      Franklin Templeton         telephone purchase,
                              account with your bank     please make sure we
(Up to $100,000 per day)      account information on     have your bank account
                              file, you may open a       information on file.
1-800/632-2301                new account by phone.      If we do not have this
                                                         information, you will
                              To make a same day         need to send written
                              investment, please call    instructions with your
                              us by 1:00 p.m. Pacific    bank's name and
                              time or the close of       address, a voided
                              the New York Stock         check or savings
                              Exchange, whichever is     account deposit slip,
                              earlier.                   and a signature
                                                         guarantee if the bank
                                                         and fund accounts do
                                                         not have at least one
                                                         common owner.

                                                         To make a same day
                                                         investment, please call
                                                         us by 1:00 p.m. Pacific
                                                         time or the close of
                                                         the New York Stock
                                                         Exchange, whichever is
                                                         earlier.
--------------------------------------------------------------------------------

V. The section "Automatic Investment Plan" on page 25 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VI. The following section is added to "Investor Services" on page 25:

 AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VII. The section "Telephone Privileges" on page 25 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The last paragraph of the "Exchange Privilege" section on page 26 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 31).

IX. In the Selling Shares table on page 29 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of three    You can call or write to have redemption proceeds
lightning bolts] BY         sent to a bank account. See the policies above for
ELECTRONIC FUNDS            selling shares by mail or phone.
TRANSFER (ACH)
                            Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                            If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

--------------------------------------------------------------------------------

X. The section "Market Timers" on page 31 is replaced with the following:

 MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XI. The first category in the section "Additional Policies" on page 31 is revised to read:

 o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.



              Please keep this supplement for future reference.




o FIST2 P-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                      FRANKLIN INVESTOR SECURITIES TRUST
   (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES AND FRANKLIN BOND FUNDS)
                               DATED MARCH 1, 2000

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The section "Minimum investments" on page 25 is replaced with the following:

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                                INITIAL           ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                                $1,000            $50
--------------------------------------------------------------------------------
Automatic investment plans                      $50 ($25 for an   $50 ($25 for
                                                Education IRA)    an Education
                                                                  IRA)
--------------------------------------------------------------------------------
UGMA/UTMA accounts                              $100              $50
--------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education
IRAs or Roth IRAs)                              no minimum        no minimum
--------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth     $250              $50
IRAs
--------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs   $250              $50
--------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members              $100              $50
--------------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

IV. The section "Account Application" on page 26 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 27). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. The following is added to the section "Buying shares" on page 26:


--------------------------------------------------------------------------------
[Insert graphic of phone]     If you have another        Before requesting a
BY PHONE                      Franklin Templeton fund    telephone purchase,
                              account with your bank     please make sure we
(Up to $100,000 per day)      account information on     have your bank account
                              file, you may open a       information on file.
1-800/632-2301                new account by phone.      If we do not have this
                                                         information, you will
                              To make a same day         need to send written
                              investment, please call    instructions with your
                              us by 1:00 p.m. Pacific    bank's name and
                              time or the close of       address, a voided
                              the New York Stock         check or savings
                              Exchange, whichever is     account deposit slip,
                              earlier.                   and a signature
                                                         guarantee if the bank
                                                         and fund accounts do
                                                         not have at least one
                                                         common owner.

                                                         To make a same day
                                                         investment, please call
                                                         us by 1:00 p.m. Pacific
                                                         time or the close of
                                                         the New York Stock
                                                         Exchange, whichever is
                                                         earlier.
--------------------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 27 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 28 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The last paragraph of the "Exchange Privilege" section on page 28 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 33).

IX. In the Selling Shares table on page 31 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of three    You can call or write to have redemption proceeds
lightning bolts] BY         sent to a bank account. See the policies above for
ELECTRONIC FUNDS            selling shares by mail or phone.
TRANSFER (ACH)
                            Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                            If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------

X. The section "Market Timers" on page 33 is replaced with the following:

 MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XI. The first category in the section "Additional Policies" on page 33 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XII. The following paragraph is added to the section "Dealer Compensation" on page 34:

 MARKET TIMERS. Please note that for NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.



              Please keep this supplement for future reference.



o FIST2 PA-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                       FRANKLIN BOND FUND - ADVISOR CLASS
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I. Under the "Principal investment strategies" discussion on page 2, the fifth paragraph of that section is replaced with the following:

 Asset backed-securities are securities backed by loans, leases and other receivables.

II. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

III. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

IV. The section "Account Application" on page 14 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 15). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. The following is added to the section "Buying shares" on page 14:

--------------------------------------------------------------------------------
[Insert graphic of phone]     If you have another        Before requesting a
BY PHONE                      Franklin Templeton         telephone purchase,
                              account with your          please make sure we
(Up to $100,000 per day)      bank account information   have your bank account
                              on file, you may           information on file.
1-800/632-2301                open a new account         If we do not have this
                              by phone.                  information, you will
                                                         need to send written
                              To make a same day         instructions with your
                              investment, please         bank's name and
                              call us by 1:00 p.m.       address, a voided
                              Pacific time or the        check or savings
                              close of the New York      account deposit slip,
                              Stock Exchange,            and a signature
                              whichever is earlier.      guarantee if the bank
                                                         and fund accounts do
                                                         not have at least one
                                                         common owner.

                                                         To make a same day
                                                         investment, please call
                                                         us by 1:00 p.m. Pacific
                                                         time or the close of
                                                         the New York Stock
                                                         Exchange, whichever is
                                                         earlier.
--------------------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 15 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VII. The following section is added to "Investor Services" on page 15:

 AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VIII. The section "Telephone Privileges" on page 15 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The last paragraph of the "Exchange Privilege" section on page 16 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 20).

X. In the Selling Shares table on page 18 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of          You can call or write to have redemption proceeds
three lightning bolts]      sent to a bank account. See the policies above for
BY ELECTRONIC FUNDS         selling shares by mail or phone.
TRANSFER (ACH)
                            Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                            If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------

XI. The section "Market Timers" on page 20 is replaced with the following:

 MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 20 is revised to read:

 o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.



              Please keep this supplement for future reference.